Total operating costs (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Disclosure of detailed information about expenses
The following tables summarise the significant cost items by nature within operating costs for the years presented:

	31 December 2021	31 December 2020	31 December 2019
	€ million	€ million	€ million
Cost of inventory recognised as an expense	6,156	4,626	5,147
Write down of inventories (Note 9)	41	29	25
Logistics costs(A)	1,012	763	900
Depreciation of property, plant and equipment, excluding restructuring	637	544	549
Amortisation of intangible assets (Note 7)	89	62	52
Acquisition related costs	53	14	—
Out of period mark-to-market effects on undesignated derivatives	—	2	(2)
Restructuring charges, including accelerated depreciation(B)	153	368	130
(A)Logistics costs include warehousing and delivery costs to the final customer destination. They exclude depreciation and amortisation.

	31 December 2021	31 December 2020	31 December 2019
(B) Restructuring	€ million	€ million	€ million
Increase in provision for restructuring programmes (Note 23)	93	242	80
Amount of provision unused (Note 23)	(13)	(7)	(15)
Accelerated depreciation and non-cash costs	60	121	39
Other cash costs(A)	13	12	26
Total restructuring costs	153	368	130
(A)Other cash costs primarily relate to professional fees, which include consultancy costs, legal fees and other costs directly associated with restructuring.
Staff costs included within the income statement were as follows:

	31 December 2021	31 December 2020	31 December 2019
Employee costs	€ million	€ million	€ million
Wages and salaries	1,544	1,253	1,370
Social security costs	302	283	289
Pension and other employee benefits	170	119	112
Total employee costs	2,016	1,655	1,771
The average number of persons employed by the Group (including Directors) for the periods presented were as follows:

	2021	2020	2019
	No. in thousands	No. in thousands	No. in thousands
Commercial	10.9	7.3	7.6
Supply chain	14.9	12.4	13.1
Support functions	3.9	2.5	2.6
Total average staff employed	29.7	22.2	23.3
Audit and other fees charged in the income statement concerning the statutory auditor of the consolidated financial statements, Ernst & Young LLP, were as follows:

	31 December 2021	31 December 2020	31 December 2019
	€ thousand	€ thousand	€ thousand
Audit of Parent Company and consolidated financial statements(A)	4,751	3,149	2,737
Audit of the Company’s subsidiaries	5,493	3,046	3,430
Total audit	10,244	6,195	6,167
Audit-related assurance services(B)	1,234	909	1,106
Other assurance services	313	279	236
Total audit and audit-related assurance services	11,791	7,383	7,509
All other services(C)	35	30	123
Total non-audit or non-audit-related assurance services	35	30	123
Total audit and all other fees	11,826	7,413	7,632
(A)Fees in respect of the audit of the accounts of the Company, including the Group's consolidated financial statements.
(B)Includes professional fees for interim reviews, reporting on internal financial controls, services related to the transactions entered into with TCCC, issuance of comfort letters for debt issuances, regulatory inspections, certain accounting consultations and other attest engagements.
(C)Represents fees for all other allowable services.